SPDR SERIES TRUST

SPDR Barclays TIPS ETF

SPDR Barclays 0-5 Year TIPS ETF

SPDR Barclays 1-10 Year TIPS ETF

SPDR Barclays Aggregate Bond ETF

SPDR DB International Government Inflation-Protected Bond ETF

SPDR Barclays Short Term International Treasury Bond ETF

SPDR Barclays International Treasury Bond ETF

Supplement dated January 19, 2016 to the Prospectus

dated October 31, 2015, as supplemented.

1)	Effective immediately, portfolio management information in the Funds’ Prospectus, with respect to the Funds shown in the table below, is hereby revised as set forth herein. This information replaces the applicable portfolio manager information beginning on the referenced pages of the Prospectus:

Fund	Page	Revised Portfolio Management Disclosure
SPDR Barclays TIPS ETF	8

The professionals primarily responsible for the day-to-day management of the Fund are Mahesh Jayakumar and Cynthia Moy.

Mahesh Jayakumar, CFA, FRM is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 2008.

Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. She joined the Adviser in 2007.

SPDR Barclays 0-5 Year TIPS ETF	11

The professionals primarily responsible for the day-to-day management of the Fund are Mahesh Jayakumar and Cynthia Moy.

Mahesh Jayakumar, CFA, FRM is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 2008.

Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. She joined the Adviser in 2007.

SPDR Barclays 1-10 Year TIPS ETF	16

The professionals primarily responsible for the day-to-day management of the Fund are Mahesh Jayakumar and Cynthia Moy.

Mahesh Jayakumar, CFA, FRM is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 2008.

Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. She joined the Adviser in 2007.

SPDR Barclays Aggregate Bond ETF	67

The professionals primarily responsible for the day-to-day management of the Fund are Marc DiCosimo and Michael Przygoda.

Marc DiCosimo, CFA, is a Vice President of SSGA and a Senior Portfolio Manager in the Fixed Income, Currency and Cash investments team. He joined SSGA in 2013.

Michael Przygoda, CFA, is a Principal of SSGA FM and a Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 2006.

SPDR DB International Government Inflation-Protected Bond ETF	104

The professionals primarily responsible for the day-to-day management of the Fund are Mahesh Jayakumar and Cynthia Moy.

Mahesh Jayakumar, CFA, FRM is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 2008.

Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. She joined the Adviser in 2007.

SPDR Barclays Short Term International Treasury Bond ETF	110

The professionals primarily responsible for the day-to-day management of the Fund are Mahesh Jayakumar and Joanna Mauro.

Mahesh Jayakumar, CFA, FRM is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 2008.

Joanna Mauro is a Vice President of SSGA and a Portfolio Manager in the Fixed Income, Currency and Cash investments team. She joined the Adviser in 2003.

SPDR Barclays International Treasury Bond ETF	116

The professionals primarily responsible for the day-to-day management of the Fund are Mahesh Jayakumar and Joanna Mauro.

Mahesh Jayakumar, CFA, FRM is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income, Currency and Cash Investments Team. He joined the Adviser in 2008.

Joanna Mauro is a Vice President of SSGA and a Portfolio Manager in the Fixed Income, Currency and Cash investments team. She joined the Adviser in 2003.

2)	Effective immediately, the table beginning on page 189 of the Funds’ Prospectus, under the heading “Portfolio Managers” within the section “MANAGEMENT”, is hereby replaced with the following:

Portfolio Managers	Fund
Todd Bean, Steve Meier and Jeff St. Peters	SPDR Barclays 1-3 Month T-Bill ETF

Mahesh Jayakumar and Cynthia Moy	SPDR Barclays TIPS ETF SPDR Barclays 1-10 Year TIPS ETF SPDR DB International Government Inflation-Protected Bond ETF SPDR Barclays 0-5 Year TIPS ETF

Patrick Bresnehan, Kyle Kelly and Christopher DiStefano	SPDR Barclays Short Term Corporate Bond ETF SPDR Barclays Intermediate Term Corporate Bond ETF SPDR Barclays Long Term Corporate Bond ETF SPDR Barclays Issuer Scored Corporate Bond ETF

Mahesh Jayakumar, Joanna Mauro and Karen Tsang	SPDR Barclays Short Term Treasury ETF SPDR Barclays Intermediate Term Treasury ETF SPDR Barclays Long Term Treasury ETF

Marc DiCosimo, Karen Tsang and Michael Przygoda	SPDR Barclays Mortgage Backed Bond ETF

Marc DiCosimo and Michael Przygoda	SPDR Barclays Aggregate Bond ETF

Mahesh Jayakumar and Joanna Mauro	SPDR Barclays Short Term International Treasury Bond ETF SPDR Barclays International Treasury Bond ETF

Timothy Ryan and Steven Hlavin	Municipal Bond ETFs

Daniel Close, Timothy Ryan and Steven Hlavin	SPDR Nuveen Barclays Build America Bond ETF

Iwan Marais, Richard Darby-Dowman and Peter Spano	SPDR Barclays International Corporate Bond ETF

Abhishek Kumar, Peter Spano and Victoria Husemeyer	SPDR Barclays Emerging Markets Local Bond ETF

Thomas Connelley, Christopher DiStefano and Kyle Kelly	SPDR Barclays Investment Grade Floating Rate ETF

Michael Brunell, Mahesh Jayakumar and Kyle Kelly	SPDR Barclays Convertible Securities ETF

Michael Brunell, Kyle Kelly, Iwan Marais and Paul Brown	SPDR Barclays International High Yield Bond ETF

Patrick Bresnehan, Michael Brunell and Kyle Kelly	SPDR Barclays High Yield Bond ETF SPDR Barclays Short Term High Yield Bond ETF SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF

Bradley Sullivan, Michael Brunell and Kyle Kelly	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

3)	Effective immediately, beginning on page 190 of the Funds’ Prospectus, under the heading “Portfolio Managers” within the section “MANAGEMENT”, the biography information of the portfolio managers is hereby replaced with the following:

Todd Bean, CFA, is a Vice President of SSGA and SSGA FM and a Senior Portfolio Manager in the firm’s U.S. Cash Management Group. He began his career at State Street Corporation in 1999, joining the firm as an analyst in the firm’s custody and settlements area. Following a period on the money markets operations staff, Mr. Bean joined the Cash Management Group in 2004. He received a Bachelor’s degree in Economics and Government from St. Lawrence University and an MS in Finance from Northeastern University. He has earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Patrick Bresnehan, CFA, is a Vice President of SSGA and SSGA FM and the North America Head of Fixed Income Beta within the Fixed Income, Currency and Cash Team. He joined the firm in 2010 and is responsible for managing a broad range of fixed income beta strategies. Previously, Mr. Bresnehan was a Director and Senior Portfolio Manager at PanAgora Asset Management where he was responsible for the management of portfolios across the risk spectrum within the firm’s Macro-Strategies Group. Preceding this, he was a Senior Vice President at Fleet Investment Advisors where he was responsible for a team that managed investment-grade strategies for institutional clients. Mr. Bresnehan began his investment management career as a Fixed Income Portfolio Manager at Scudder, Stevens and Clark, Inc. where he was responsible for managing multi-sector fixed income portfolios. Mr. Bresnehan received a BA in Economics from Norwich University and an MS in Finance from the Carroll School of Management at Boston College. He has earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Mike Brunell, CFA, is a Vice President of SSGA and has been a member of the Fixed Income, Currency and Cash Team since 2004. He joined the firm in 1997 and is responsible for developing and managing various funds and ETFs against a variety of conventional and custom bond index strategies. Previously, Mr. Brunell was responsible for managing the U.S. Bond Operations group. He started his career in the investment management field when he joined the Mutual Fund Custody division of State Street in 1993. In this role he focused on the accounting and the valuation of various domestic and international equity and bond portfolios. Mr. Brunell earned a BS in Business Administration from Saint Michael’s College and a MSF degree from Boston College. Additionally he earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Securities Analyst Society.

Daniel J. Close is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Close serves as a portfolio manager for many of Nuveen Asset Management’s state-specific open-end municipal bond funds, as well as several closed-end exchange-traded funds. He joined an affiliate of Nuveen Asset Management in 2000. Prior to his current position, he served as a research analyst covering corporate-backed, energy, transportation and utility credits. Before joining Nuveen Asset Management, Mr. Close worked as an analyst at Banc of America Securities specializing in originating and structuring asset-backed securities. He received his BS in business from Miami University in Ohio and his MBA at the J. L. Kellogg Graduate School of Management at Northwestern University. Mr. Close has earned the Chartered Financial Analyst designation.

Thomas Connelley, CFA, is a Vice President of SSGA and SSGA FM, and a Senior Portfolio Manager in the Alpha Strategies, North America Fixed Income Group for the U.S. Cash Management group. He is responsible for total rate of return Short Duration strategies. Prior to his current role, Mr. Connelley was a Senior Portfolio Manager for the US Cash Management Group where he managed a variety of cash portfolios and securities lending cash collateral pools. Prior to joining SSGA in 2003, Tom was a Portfolio Manager at Standish Mellon Asset Management, where he was responsible for a variety of short- and intermediate-term fixed income mandates. He has been working in the investment management field since 1990. Mr. Connelley received a BS in Management, with a concentration in Finance, from Bryant University. He has earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

Richard Darby-Dowman is a portfolio manager in the Fixed Income Beta Team, having joined SSGA in October 2006. He is responsible for the management of both government and credit bond portfolios. In addition, he manages synthetic beta ETF solutions. Previously Richard worked as a portfolio manager in the Cash Management Team at SSGA. He was responsible for the management of money market funds and securities lending. Prior to this he worked as an operations specialist providing support to the Cash Management Team. Richard graduated from the University of Surrey with a B.Sc. (Hons.) degree in Business Computing. Richard has obtained the Investment Management Certificate (IMC).

Marc DiCosimo, CFA is a Vice President of SSGA and a Senior Portfolio Manager in the Fixed Income, Currency and Cash investments team. He joined the firm in 2013 and is responsible for managing a broad range of fixed income strategies. Previously, Mr. DiCosimo worked at Wellington Management as a Fixed Income Portfolio Analyst on the Mortgage Backed Securities team.

Mr. DiCosimo has 15 years of fixed income experience working at Loomis Sayles and Saxon Mortgage Capital. Mr. DiCosimo graduated from The University of Richmond with a degree in accounting. He is a Chartered Financial Analyst and is a member of the CFA Institute and Boston Securities Analysts Society.

Christopher DiStefano is a Portfolio Manager within SSGA’s Fixed Income, Currency, and Cash Investments team. He joined the firm in 2010 and is responsible for managing several funds and ETFs within the Investment Grade Credit, Government/Credit, and Short Duration sectors. Prior to his current role, Mr. DiStefano was a member of the Global Graduate Rotational Program at SSGA, a two year cross-functional program engineered to provide candidates with a diverse skill set and a broad perspective. Previously, Mr. DiStefano worked as an engineer within the real estate development and transportation industries. Mr. DiStefano holds an MBA from Boston College, and an MS and BS in Civil Engineering from the University of Illinois and Union College respectively.

Steven M. Hlavin is Senior Vice President and Portfolio Manager for Nuveen Asset Management. He manages the Tender Option Bond program that deploys inverse floating rate securities in Nuveen Asset Management’s closed and open-end funds. In addition, he develops and assists in executing quantitative strategies for indexing purposes and yield curve positioning. He serves as chairman of Nuveen Asset Management’s Yield Curve Strategy Committee. Prior to his current position, Mr. Hlavin worked as a senior analyst responsible for the risk management and performance reporting process for Nuveen Asset Management. Mr. Hlavin joined an affiliate of Nuveen Asset Management in 2003. Mr. Hlavin earned a BA in finance and accounting and an MBA in finance from Miami University. He has been a speaker at the Leveraging Performance Attribution Analysis for Fixed Income Investments Conference series.

Victoria Husemeyer is a senior portfolio manager in the Fixed Income Beta Team in London. Victoria is responsible for the management of a broad range of fixed income rates strategies which include both emerging markets and developed markets. She joined the company in 2007 as a fixed income portfolio analyst and became a junior fixed income portfolio manager in 2009. Victoria graduated first in her class from the University of Cape Town in South Africa with a B.Sc. (First Class Honours) degree in Mechanical Engineering. After graduating she spent 2 years as a research assistant to Professor Candy Lang in the Materials Engineering Department of the University of Cape Town studying the mechanical properties and casting of platinum alloys. Concurrently she also worked for Origen Engineering Solutions conducting mechanical failure analysis.

Mahesh Jayakumar, CFA, FRM is a Vice President of SSGA and SSGA FM and is currently a Portfolio Manager in the Fixed Income, Currency and Cash team. He is responsible for managing several funds and ETF’s spanning diverse areas such as US Aggregate strategies, Global Treasuries/Inflation strategies, Government/Credit portfolios, Green bonds and custom or client directed mandates. Mr. Jayakumar holds an MBA from the MIT Sloan School of Management, MS in Computer Science from Boston University and BS in Information Systems from Purdue University. He is a member of the CFA Institute, Boston Security Analysts Society and Global Association of Risk Professionals.

Kyle Kelly, CFA, FRM is a Principal of SSGA FM and a Portfolio Manager in the Fixed Income Beta Solutions group where he primarily manages credit and aggregate bond strategies. Prior to joining the portfolio management team, he worked as an Investment Risk Management Analyst focused on SSGA’s fixed income and multi-asset-class products. Mr. Kelly graduated from Boston College with a B.A. in Communication and Economics. He earned the Chartered Financial Analyst designation and the Financial Risk Manager designation. He is a member of the CFA Institute, the Boston Securities Analyst Society, and the Global Association of Risk Professionals.

Abhishek Kumar is a Vice President and the lead portfolio manager for Emerging Markets within the Fixed Income Beta Team. He leads the Emerging Market Debt team, managing both hard currency and local currency EM funds, and also works to develop new strategies and solutions for clients in EM debt. He joined SSGA in September 2010. Prior to joining the investment management team, Abhishek spent three years at ICICI Bank UK PLC managing global credit portfolios. Abhishek holds a Masters in Management from ESCP Europe Paris, a Post Graduate Diploma in Management (Equivalent to MBA) from Indian Institute of Management Lucknow, India and a Bachelor’s degree in Mechanical Engineering from Indian Institute of Technology Kharagpur, India. He is a CFA charter holder and is a member of the CFA Society UK and the CFA Institute.

Iwan Marais is the lead portfolio manager for Credit within the EMEA Fixed Income Beta Team at SSGA, having joined the company in July 2012. He is responsible for the management of broad range of fixed income corporate strategies including Investment Grade, High Yield and Convertible bonds. Prior to joining SSGA, Iwan spent six years as a portfolio analyst at Western Asset Management specializing in the Sovereign and Sterling Credit market. He began his career in operations as a senior portfolio administrator at Old Mutual Asset Management in Cape Town, South Africa. Iwan graduated from the University of Stellenbosch with a B.Com in Economics. He is a CFA Charter holder and a member of the CFA Societies in the UK. He has also completed the Investment Management Certificate.

Joanna Mauro is a Vice President of SSGA and SSGA FM and Portfolio Manager within the Fixed Income, Currency and Cash team. Prior to this, Ms. Mauro was a Portfolio Manager in the US Cash Management Group responsible for short term liquidity investments across all the cash and securities lending portfolios managed in Boston. She joined the Boston group in April 2010 after working as a Portfolio Manager with the London Cash Management Group. Prior to her portfolio management role, she was a Product Analyst for the London Cash Management Group where she provided analytical and business support. Before joining SSGA in London, Joanna worked as an Operations Specialist supporting the Boston Cash Management Group.

Steve Meier, CFA, FRM, is an Executive Vice President of SSGA and SSGA FM and is the CIO of Global Fixed Income, Currency and Cash. Mr. Meier, who joined SSGA in 2003, has more than 29 years of experience in the global cash and fixed income markets. Previously, he was SSGA’s CIO of Global Cash. Prior to joining SSGA, Mr. Meier was a Senior Managing Director in State Street’s Global Markets group responsible for developing its global fixed income business. He also served as Chief Operating Officer of State Street’s electronic bond trading subsidiary, Advanced Auctions LLC, and was a member of its European subsidiary’s Board of Directors. He received extensive capital markets experience and held senior positions in trading and investment banking in New York and London while working for Merrill Lynch and Credit Suisse First Boston for nearly 12 years. He also served on TradeWeb LLC’s Executive Board while head of CSFB’s global electronic trading unit. In addition, he was a senior global bond Portfolio Manager with Oppenheimer Capital and member of its Fixed Income Strategy Group. Mr. Meier is a member of SSGA’s Senior Management Group and Investment Committee. He has earned the Chartered Financial Analyst designation, is a certified Financial Risk Manager, a member of the Boston Security Analysts Society, the Association for Investment Management and Research and the Global Association of Risk Professionals. He holds a BBA from Hofstra University, an MBA from Indiana University’s Graduate School of Business and an Advanced Certificate of Investment Management from the London Business School.

Cynthia Moy is a Principal of SSGA FM and a Portfolio Manager in the Fixed Income, Currency and Cash Team. Ms. Moy works in the portfolio management team, where she primarily manages government bond strategies. Ms. Moy is also an analyst in the Government Solutions team, where she is responsible for credit surveillance of housing finance agency bonds. Ms. Moy’s prior roles at State Street include work as an analyst in the Stable Value team, the Global Structured Products group, as well as the mutual funds division. Ms. Moy holds a BA in Quantitative Economics from Tufts University.

Peter Spano is a Vice President and EMEA Head of Portfolio Management of the Fixed Income Beta team at SSGA LTD. Peter joined the firm in May 2007. In his role, he is responsible for overseeing a broad range of mandates, including investment grade credit, global rates, high yield, convertible bonds and emerging market debt, delivered through a variety of investment vehicles, including ETFs, mutual funds and separate accounts. Peter also oversees operational activities for the Fixed Income Beta team. Prior to commencing his current role, Peter managed a range of government and credit index fixed income portfolios. In addition Peter had a significant role in managing synthetic beta ETF solutions for clients. Before joining the investment management team, Peter worked at the National Bank of Slovakia as a Portfolio Manager of the official reserves and as a Front Office Specialist at the European Central Bank. Peter graduated from the University of Economics in Bratislava with an MSc in Economics. He has earned the Chartered Financial Analyst designation (CFA) and obtained the Investment Management Certificate. He is a member of the CFA Society of the UK and the CFA Institute.

Michael Przygoda, CFA, is a Principal of SSGA FM and a Portfolio Manager in the Fixed Income, Currency and Cash Team, managing agency and aggregate bond strategies. Prior to joining the portfolio management team, Mr. Przygoda worked in the Government Solutions team as a mortgage-backed securities trader and portfolio analyst. Mr. Przygoda received his BA in Finance from Stonehill College and his MS in Finance from Suffolk University. Mr. Przygoda has earned the Chartered Financial Analyst designation and is a member of both the Boston Security Analysts’ Society and the CFA Institute.

Timothy T. Ryan is a Senior Vice President and Portfolio Manager at Nuveen Asset Management. Mr. Ryan joined an affiliate of Nuveen Asset Management in 2010. Prior to joining Nuveen Asset Management, Mr. Ryan was a principal of SSGA FM and a Vice President of SSGA and responsible for managing the series of the Trust that invest primarily in municipal securities. Prior to joining SSGA, Mr. Ryan was a lead portfolio manager in the municipal bond group at Deutsche Bank Asset Management, formally Scudder Insurance Asset Management. His clients included nuclear decommissioning trusts, insurance portfolios and corporate cash. Mr. Ryan began working at Deutsche Bank in 1991 as a municipal bond analyst covering high yield, transportation, higher education, general obligation, and money market sectors. He joined Deutsche Bank with 8 years of experience as vice president and investment banker at Mesirow Financial and vice president and financial consultant at Speer Financial. Mr. Ryan has a BS from University of Wisconsin and a Master of Management from JL Kellogg Graduate School of Management Northwestern University. Mr. Ryan has earned the Chartered Financial Analyst designation.

Jeff St. Peters is a Managing Director of SSGA and SSGA FM and Head of U.S. Cash Management within the Fixed Income, Currency and Cash Team. He is responsible for managing several securities lending, enhanced cash, offshore, and SSGA’s registered money market portfolios for both retail and institutional clients. In addition, Mr. St. Peters manages a team of portfolio managers that focus on traditional money market funds, both taxable and tax exempt. He has been managing short duration cash and securities lending portfolios at SSGA for over 8 years. Prior to joining SSGA, Mr. St. Peters was employed nearly 9 years with Fidelity Investments, the latter years within the Fidelity Management and Research Company, where he worked as a trader within the Money Market area of the Fixed Income division. In addition, he held several positions within Fidelity’s Investment Technology area, where he assisted in designing and implementing an internal proprietary trading system. Mr. St. Peters has over 17 years of investment experience. He holds a BS in Finance from Bentley College.

Bradley J. Sullivan is a Vice President and Sr. Portfolio Manager in State Street Global Advisors on the Fixed Income, Currency and Cash Investments team where he manages corporate credit beta portfolios for ETFs, commingled funds and separately managed accounts. Prior to joining SSGA, Mr. Sullivan was a Senior Research Analyst at State Street Bank and Trust where he covered the Healthcare, Pharmaceutical, Chemicals, Retail and Power/ Utilities sectors for the corporate credit and leveraged loan portfolios. Mr. Sullivan joined State Street in 2013 to launch a multi-billion dollar leveraged loan fund within the corporate credit team which managed more than $9B in committed proprietary capital. Prior to joining State Street, Mr. Sullivan was the Assistant Portfolio Manager in the Leveraged Finance Group for MetLife Investments. The team managed more than $12B across leveraged loan and high yield credit portfolios on a total return mandate. Mr. Sullivan joined MetLife Investments in 2007 as a Credit Research Analyst covering the corporate Healthcare, Technology, and Beverage sectors within the Global Fixed Income Research Group. In 2003, Mr. Sullivan received his formal credit training in the Brown Brothers Harriman Banking Analyst Program in Boston on the Medical Technology team. Mr. Sullivan earned his Bachelors of Science Management degree in Accounting and Finance from Tulane University and a Master’s in Business Administration from the Colgate Darden Graduate School of Business at the University of Virginia. Mr. Sullivan is a CFA charterholder.

Karen Tsang is a Principal of SSGA and SSGA FM and a Portfolio Manager in the Passive Fixed Income Portfolio Management Group where she is primarily responsible for managing Mortgage Backed Securities and US Treasury Index Funds. Prior to her current role, she worked as a Senior Operations Associate covering all Mortgage, Asset-Backed, and Commercial Mortgage-Backed portfolios. Before joining SSGA in 1998, she worked as a Senior Fund Accountant in the Mutual Funds Division of State Street Corporation on domestic and international bonds and equity funds. Ms. Tsang holds a Bachelors degree with a dual concentration in Finance and Marketing from the Boston University School of Management.

Paul Brown is a portfolio manager within the Fixed Income Beta Team in London, having joined the company in December 2013. He is responsible for the management of both government and credit index fixed income portfolios. In addition, he contributes to the management of synthetic beta ETF solutions for clients. Prior to joining SSGA, Mr. Brown worked at JPMorgan Asset Management as a portfolio manager where he focused on high grade multi-currency portfolios for segregated clients and pooled funds, as well as strategies for private high net worth investors. Previously, he was a Risk Analyst within JPMorgan Asset Management’s Risk Management team focusing primarily on investment risk. Mr. Brown graduated from Loughborough University with a B.Sc. (Hons.) Degree in Management Sciences. As part of his degree he completed one year’s industrial placement at IBM. he has also obtained the Investment Management Certificate (IMC).

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SPDR SERIES TRUST

SPDR Barclays TIPS ETF

SPDR Barclays 0-5 Year TIPS ETF

SPDR Barclays 1-10 Year TIPS ETF

SPDR Barclays Aggregate Bond ETF

SPDR DB International Government Inflation-Protected Bond ETF

SPDR Barclays Short Term International Treasury Bond ETF

SPDR Barclays International Treasury Bond ETF

(each a “Fund”, collectively the “Funds”)

Supplement dated January 19, 2016 to the Statement of Additional Information (“SAI”)

dated October 31, 2015, as supplemented.

•	Effective immediately, under the heading “PORTFOLIO MANAGERS”, within the section “MANAGEMENT OF THE TRUST”, the following replaces the applicable portfolio manager information in the tables that begin on pages 50 and 51 of the SAI:

PORTFOLIO MANAGERS

The Adviser manages the Funds, Nuveen Asset Management manages the Municipal Bond ETFs, and SSGA LTD manages the SPDR Barclays International Corporate Bond ETF, SPDR Barclays International High Yield Bond ETF and SPDR Barclays Emerging Markets Local Bond ETF using a team of investment professionals. The professionals primarily responsible for the day-to-day portfolio management of each Fund are:

Fund	Portfolio Managers
All Equity ETFs	Mike Feehily, John Tucker and Karl Schneider

SPDR Barclays 1-3 Month T-Bill ETF	Todd Bean, Steve Meier and Jeff St. Peters

SPDR Barclays 1-10 Year TIPS ETF SPDR Barclays TIPS ETF SPDR Barclays 0-5 Year TIPS ETF SPDR DB International Government Inflation-Protected Bond ETF	Mahesh Jayakumar and Cynthia Moy

SPDR Barclays Short Term Treasury ETF SPDR Barclays Intermediate Term Treasury ETF SPDR Barclays Long Term Treasury ETF	Mahesh Jayakumar, Joanna Mauro and Karen Tsang

SPDR Barclays Mortgage Backed Bond ETF	Marc DiCosimo, Karen Tsang and Michael Przygoda

SPDR Barclays Aggregate Bond ETF	Marc DiCosimo and Michael Przygoda

SPDR Barclays Convertible Securities ETF	Michael Brunell, Mahesh Jayakumar and Kyle Kelly

SPDR Barclays International High Yield Bond ETF	Michael Brunell, Kyle Kelly, Iwan Marais and Paul Brown

SPDR Barclays High Yield Bond ETF SPDR Barclays Short Term High Yield Bond ETF SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	Patrick Bresnehan, Michael Brunell and Kyle Kelly

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	Bradley Sullivan, Michael Brunell and Kyle Kelly

SPDR Barclays Short Term International Treasury Bond ETF SPDR Barclays International Treasury Bond ETF	Mahesh Jayakumar and Joanna Mauro

Municipal Bond ETFs (except SPDR Nuveen Barclays Build America Bond ETF)	Timothy Ryan and Steven Hlavin

SPDR Nuveen Barclays Build America Bond ETF	Daniel Close, Timothy Ryan and Steven Hlavin

SPDR Barclays Short Term Corporate Bond ETF SPDR Barclays Intermediate Term Corporate Bond ETF SPDR Barclays Long Term Corporate Bond ETF SPDR Barclays Issuer Scored Corporate Bond ETF	Patrick Bresnehan, Kyle Kelly and Christopher DiStefano

SPDR Barclays International Corporate Bond ETF	Iwan Marais, Richard Darby-Dowman and Peter Spano

SPDR Barclays Emerging Markets Local Bond ETF	Abhishek Kumar, Victoria Husemeyer and Peter Spano

SPDR Barclays Investment Grade Floating Rate ETF	Thomas Connelley, Christopher DiStefano and Kyle Kelly

All ETFs except Municipal Bond ETFs, SPDR Barclays International Corporate Bond ETF, SPDR Barclays International High Yield Bond ETF and SPDR Barclays Emerging Markets Local Bond ETF. The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

Other Accounts Managed as of June 30, 2015

Portfolio Manager	Registered Investment Company Accounts *	Assets Managed (billions)	Pooled Investment Vehicle Accounts*	Assets Managed (billions)	Other Accounts *	Assets Managed (billions)	Total Assets Managed (billions)
Mike Feehily	101	$152.86	768	$959.64	620	$508.16	$1,620.66
John Tucker	101	$152.86	768	$959.64	620	$508.16	$1,620.66
Karl Schneider	101	$152.86	768	$959.64	620	$508.16	$1,620.66
Todd Bean	14	$124.47	24	$112.09	104	$144.15	$380.71
Steven Meier	14	$124.47	24	$112.09	104	$144.15	$380.71
Jeff St. Peters	14	$124.47	24	$112.09	104	$144.15	$380.71
Michael Brunell	8	$26.04	104	$56.00	176	$50.71	$132.75
Kyle Kelly	8	$26.04	104	$56.00	176	$50.71	$132.75
Karen Tsang	8	$26.04	104	$56.00	176	$50.71	$132.75
Patrick Bresnehan	8	$26.04	104	$56.00	176	$50.71	$132.75
Mahesh Jayakumar	8	$26.04	104	$56.00	176	$50.71	$132.75
Bradley Sullivan	8	$26.04	104	$56.00	176	$50.71	$132.75
Thomas Connelley	8	$26.04	104	$56.00	176	$50.71	$132.75
Marc DiCosimo	8	$26.04	104	$56.00	176	$50.71	$132.75
Christopher DiStefano	8	$26.04	104	$56.00	176	$50.71	$132.75
Joanna Mauro	8	$26.04	104	$56.00	176	$50.71	$132.75
Cynthia Moy	8	$26.04	104	$56.00	176	$50.71	$132.75
Michael Przygoda	8	$26.04	104	$56.00	176	$50.71	$132.75

*	There are no performance fees associated with the management of these accounts.

The following table lists the dollar range of Fund Shares beneficially owned by portfolio managers listed above as of June 30, 2015:

Portfolio Manager	Fund	Dollar Range of Trust Shares Beneficially Owned
Mike Feehily	SPDR S&P Dividend ETF SPDR S&P 1500 Value Tilt ETF SPDR Russell 1000 Low Volatility ETF SPDR Dow Jones REIT ETF	$50,0001 - $100,000 $50,0001 - $100,000 $50,0001 - $100,000 $50,0001 - $100,000
John Tucker	None	None
Karl Schneider	None	None
Todd Bean	None	None
Steven Meier	None	None
Jeff St. Peters	None	None
Michael Brunell	SPDR Barclays Short Term High Yield Bond ETF SPDR Barclays High Yield Bond ETF	$0 - $10,000 $0 - $10,000
Kyle Kelly	None	None
Karen Tsang	None	None
Patrick Bresnehan	None	None
Mahesh Jayakumar	None	None
Bradley Sullivan	SPDR Barclays Short Term High Yield Bond ETF	$0 - $10,000
Thomas Connelley	None	None
Marc DiCosimo	None	None
Christopher DiStefano	None	None
Joanna Mauro	None	None
Cynthia Moy	None	None
Michael Przygoda	None	None

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